Employee Benefit Plans (Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Less: Transfer To Regulatory Account	$ 301		$ 139		$ 233
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	49		42		36
Interest cost	83		91		88
Expected return on plan assets	(77)		(82)		(74)
Amortization of transition obligation	24		26		26
Amortization of prior service cost	25		27		25
Amortization of unrecognized loss	6		4		3
Net periodic benefit cost	110		108		104
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned	396		320		279
Interest cost	658		660		645
Expected return on plan assets	(598)		(669)		(624)
Amortization of prior service cost	20		34		53
Amortization of unrecognized loss	123		50		44
Net periodic benefit cost	599		395		397
Less: Transfer To Regulatory Account	(301)	[1]	(139)	[1]	(233)	[1]
Total	$ 298		$ 256		$ 164

[1]	The Utility recorded $301 million, $139 million, and $233 million for the years ended December 31, 2012, 2011, and 2010, respectively, to a regulatory account as the amounts are probable of recovery from customers in future rates